Real Estate Acquisitions (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Real Estate Properties [Line Items]
Below market lease, acquired	$ (457)	$ (593)
Acquired In-Place Leases
Real Estate Properties [Line Items]
Finite-lived intangible leases assets acquired	$ 946	$ 1,817
Acquired finite-lived intangible leases, weighted average useful life	6 years	15 years	13 years	11 years
Acquired Above-Market Leases
Real Estate Properties [Line Items]
Finite-lived intangible leases assets acquired	$ 74	$ 110
Acquired finite-lived intangible leases, weighted average useful life	3 years	4 years	6 years	6 years
Acquired Below-Market Leases
Real Estate Properties [Line Items]
Acquired finite-lived intangible leases, weighted average useful life	16 years	24 years	18 years	19 years
Shoppes of Lake Village
Real Estate Properties [Line Items]
Purchase price, real estate acquisition	$ 8,400
Atwater Marketplace
Real Estate Properties [Line Items]
Purchase price, real estate acquisition		$ 15,000